Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Continuing operations	$ 54	$ 72	$ 242	$ 346
Discontinued operations		96	96	25
Total	$ 54	$ 168	$ 338	$ 371